Supplement Dated December 12, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 31, 2025, for the JNL/Dreyfus Government Money Market Fund, please change all references to the Bloomberg USD 1 Month Cash Deposit Index to the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.

Effective November 19, 2025, for the JNL/BlackRock Large Cap Select Growth Fund, please delete all references to and information for Phil Ruvinsky and Caroline Bottinelli.

Effective November 17, 2025, for the JNL/PIMCO Investment Grade Credit Bond Fund, please delete all references to and information for Mark Kiesel.

Effective December 31, 2025, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Franklin Templeton Income Fund, please add the following after the second paragraph:

Effective December 31, 2025, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Value Index, 50% ICE BofA U.S. High Yield Index with the 50% Morningstar Dividend Composite Index, 25% Bloomberg US Aggregate Index, 25% ICE BofA US High Yield Index as the Fund’s secondary benchmark.

Effective November 19, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/BlackRock Large Cap Select Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Reid Menge	November 2025	Managing Director, BlackRock
Sally Du, CFA	November 2025	Director, BlackRock

Effective November 3, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/JPMorgan Global Allocation Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Jeffrey A. Geller, CFA	June 2019	Managing Director, JPMorgan
Grace Koo	June 2019	Executive Director, JPMorgan
Michael Feser	January 2021	Managing Director, JPMorgan
Philip Camporeale	January 2021	Managing Director, JPMorgan
Daniel Bloomgarden, CFA	November 2025	Managing Director, JPMorgan
William Harding, CFA	April 2021	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2021	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2021	Vice President and Portfolio Manager, JNAM

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the second and third paragraphs in the entirety and replace with the following:

Notwithstanding the foregoing, to determine if a security is classified as U.S. or non-U.S., Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers.

The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

The Fund normally invests across a wide range of sectors and industries. The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon S&P 500 Index Fund, please add the following paragraph after the fourth paragraph:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL S&P 500 Index Fund, please add the following paragraph after the fifth paragraph:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.

Effective November 17, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PIMCO Investment Grade Credit Bond Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Amit Arora, CFA, FRM	October 2016	Executive Vice President and Portfolio Manager, PIMCO
Mohit Mittal	October 2016	Managing Director and Portfolio Manager, PIMCO
Jelle Brons, CFA, FRM	November 2025	Executive Vice President and Portfolio Manager, PIMCO
Saurabh Sud, CFA	November 2025	Executive Vice President and Portfolio Manager, PIMCO

Effective November 19, 2025, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/BlackRock Large Cap Select Growth Fund, after the first paragraph, please add the following:

Reid Menge, Managing Director, is a member of the Fundamental Equities division of BlackRock’s Portfolio Management Group. He is the head of the Fundamental US Growth Team and lead portfolio manager of the BlackRock Capital Appreciation, Large Cap Focus Growth and BlackRock Mid-Cap Growth Equity funds. Mr. Menge is also co-portfolio manager for the Technology equity portfolios. Prior to joining BlackRock in 2014, Mr. Menge was an associate director of equity research at UBS covering global technology. From 2006 to 2009, he was an investment research analyst at Citigroup responsible for global software. From 2003 to 2006, Mr. Menge was a member of the Prudential Equity Group where he was responsible for enterprise software coverage. Mr. Menge began his investment career in 2001 at Credit Suisse First Boston as an analyst for fixed income sales.

Sally Du, CFA, Director, is a member of the Fundamental Equities division of BlackRock’s Portfolio Management Group. She is a co-portfolio manager for BlackRock’s US Core Equity Strategy and US Growth Strategy portfolios. Ms. Du also serves as Head of Quantitative Strategy for the US Income & Value pillar and Head of Data for Fundamental Equities Americas. In this capacity she embeds data-driven research into investment decisions. Ms. Du began her career at BlackRock as part of the graduate analyst program in 2007. Ms. Du holds a Master of Science degree in Operations Research from Columbia University’s School of Engineering, and a Bachelor’s degree with honors from the Department of Mathematics at the University of California, Berkeley in 2006. She is a member of the Chicago Quantitative Alliance (CQA) and is a CFA charterholder.

Effective November 3, 2025, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/JPMorgan Global Allocation Fund, after the fifth paragraph, please add the following:

Daniel Bloomgarden, Managing Director, CFA, became the Global Head of MAS Research in Q2 of 2025. Mr. Bloomgarden has been with JPMorgan since 2015, where he served as a portfolio manager and research analyst within the U.S. Equity Group. During his tenure, he led the consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and was a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies. Prior to joining JPMorgan, Mr. Bloomgarden was a senior analyst at Schroders and AllianceBernstein, covering the consumer/retail sectors. He also worked at Sigma Capital and the Merrill Lynch Proprietary Trading Group, focusing on the mid and small cap consumer space. Mr. Bloomgarden holds an M.B.A from the University of Michigan and an undergraduate degree from SUNY Albany. He is a member of the CFA Institute and a CFA charterholder.

Effective December 11, 2025, in the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first and second paragraph in the entirety and replace with the following:

Principal Investment Strategies.  Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries.

Notwithstanding the foregoing, to determine if a security is classified as U.S. or non-U.S., Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made.

Effective December 11, 2025, in the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund normally invests across a wide range of sectors and industries. The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

Effective December 11, 2025, in the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon S&P 500 Index Fund, please add the following paragraph after the fourth paragraph:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.

Effective December 11, 2025, in the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL S&P 500 Index Fund, please add the following paragraph after the sixth paragraph:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.

Effective November 17, 2025, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PIMCO Investment Grade Credit Bond Fund, after the third paragraph, please add the following:

Jelle Brons is an executive vice president in the Newport Beach office and a senior member of PIMCO’s Global Investment Grade team, LDI and sustainability teams. He manages US and Global Investment Grade and ESG portfolios, serving as portfolio manager for the last 15 years. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department. He has 23 years of investment experience and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM) and is a CFA charterholder.

Saurabh Sud is an executive vice president and portfolio manager in the London office. He oversees European public corporate credit portfolios, including investment grade and leveraged finance, and is a senior member of PIMCO’s multi-sector and global investment grade credit portfolio management teams. Mr. Sud is a member of the European Portfolio Committee and a rotating member of the Investment Committee. He rejoined PIMCO in 2024 and previously was with T. Rowe Price, where he led the launch of a liquid alternatives version of the multi-asset credit (long/short) strategy and co-managed the new income strategy; he was also co-head of the sector strategy advisory group and an advisory board member of the dynamic global bond and global multi-sector strategies. Prior to 2018, Mr. Sud was a PIMCO portfolio manager for credit absolute return and long duration credit strategies, and he was a member of the Americas Portfolio Committee. He has 17 years of investment experience and holds an MBA from Columbia Business School. He received an undergraduate degree from the Indian Institute of Technology, Delhi. He is a CFA charterholder.

This Supplement is dated December 12, 2025.

Supplement Dated December 12, 2025

To The Statement of Additional Information

Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective November 19, 2025, for the JNL/BlackRock Large Cap Select Growth Fund, please delete all references to and information for Phil Ruvinsky and Caroline Bottinelli.

Effective December 31, 2025, for the JNL/Dreyfus Government Money Market Fund, please change all references to the Bloomberg USD 1 Month Cash Deposit Index to the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.

Effective November 17, 2025, for the JNL/PIMCO Investment Grade Credit Bond Fund, please delete all references to and information for Mark Kiesel.

Effective December 11, 2025, on page 125, in the section, “Fundamental and Operating Policies,” under “Fundamental Policies,” please delete the third paragraph in the entirety and replace with the following:

Although the JNL/Mellon S&P 500 Index Fund, JNL S&P 500 Index Fund, and JNL/Morningstar SMID Moat Focus Index Fund are diversified, each Fund may, at times, be invested in a non-diversified manner to the extent that its Index is also invested in a non-diversified manner.

Effective November 19, 2025, on page 195, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for BlackRock Investment Management, LLC and BlackRock International Limited, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/BlackRock Large Cap Select Growth Fund in the entirety and replace with the following, which reflects information as of September 30, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Reid Menge	Other Registered Investment Companies	16	$35.98 billion	0	$0
	Other Pooled Vehicles	7	$21.77 billion	0	$0
	Other Accounts	3	$264.7 million	0	$0

Sally Du, CFA	Other Registered Investment Companies	12	$18.53 billion	0	$0
	Other Pooled Vehicles	8	$7.21 billion	0	$0
	Other Accounts	0	$0	0	$0

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Effective November 19, 2025, on page 196, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for BlackRock Investment Management, LLC and BlackRock International Limited, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/BlackRock Large Cap Select Growth Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/BlackRock Large Cap Select Growth Fund as of September 30, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Reid Menge	X
Sally Du, CFA	X

Effective November 3, 2025, on page 243, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for J.P. Morgan Investment Management Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/JPMorgan Global Allocation Fund in the entirety and replace with the following, which reflects information as of October 31, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jeffrey A. Geller, CFA	Other Registered Investment Companies	34	$78.72 billion	0	$0
	Other Pooled Vehicles	44	$68.7 billion	0	$0
	Other Accounts	48	$30.14 billion	0	$0

Grace Koo	Other Registered Investment Companies	8	$15.42 billion	0	$0
	Other Pooled Vehicles	1	$99 billion	0	$0
	Other Accounts	0	$0	0	$0

Michael Feser	Other Registered Investment Companies	13	$20.57 billion	0	$0
	Other Pooled Vehicles	5	$847 million	0	$0
	Other Accounts	9	$4.9 billion	0	$0

Phil Camporeale	Other Registered Investment Companies	1	$2.9 billion	0	$0
	Other Pooled Vehicles	1	$99 million	0	$0
	Other Accounts	0	$0	0	$0

Daniel Bloomgarden, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

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Effective November 3, 2025, on page 247, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for J.P. Morgan Investment Management Inc., under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/JPMorgan Global Allocation Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/JPMorgan Global Allocation Fund as of October 31, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Jeffrey A. Geller	X
Grace Koo	X
Michael Feser	X
Phil Camporeale	X
Daniel Bloomgarden, CFA	X

Effective November 17, 2025, on page 270, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Pacific Investment Management Company LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/PIMCO Investment Grade Credit Bond Fund in the entirety and replace with the following, which reflects information as of October 31, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Amit Arora. CFA. FRM	Other Registered Investment Companies	6	$15.52 billion	0	$0
	Other Pooled Vehicles	19	$11.76 billion	1	$109.42 million
	Other Accounts	206	$38.66 billion	2	$1.42 billion

Mohit Mittal	Other Registered Investment Companies	26	$82.31 billion	0	$0
	Other Pooled Vehicles	22	$42.48 billion	2	$5.12 billion
	Other Accounts	139	$83.86 billion	12	$5.73 billion

Jelle Brons, CFA, FRM	Other Registered Investment Companies	5	$2.65 billion	0	$0
	Other Pooled Vehicles	39	$26.22 billion	7	$13.65 billion
	Other Accounts	61	$99.60 billion	10	$1.32 billion

Saurabh Sud, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	6	$530.32 million	1	$117.98 million
	Other Accounts	1	$1.36 billion	0	$0

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Effective November 17, 2025, on page 276, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Pacific Investment Management Company LLC, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/ JNL/PIMCO Investment Grade Credit Bond Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/PIMCO Investment Grade Credit Bond Fund as of October 31, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Amit Arora, CFA, FRM	X
Mohit Mittal	X
Jelle Brons, CFA, FRM	X
Saurabh Sud, CFA	X

This Supplement is dated December 12, 2025.

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